Initial Public Offering	3 Months Ended
Mar. 08, 2021
Stockholders' Equity Note [Abstract]
Initial Public Offering
Note 4 — Initial Public Offering
On March 8, 2021, the Company consummated the IPO of 40,000,000 units (the “
Units
”), at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock, and one-third
warrant to purchase one share of Class A common stock. Each warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. Each warrant will become exercisable on the later of 30 days after the completion of the initial business combination or 12 months from the closing of the IPO and will expire five years after the completion of the initial business combination, or earlier upon redemption or liquidation. (see Note 7).
The underwriters have a
45-day
option from the date of the IPO (March 8, 2021) to purchase up to an additional 6,000,000 units to cover over-allotments. As of March 8, 2021, no shares of the over-allotment have been purchased.